Note 13 - Retirement and Pension Plans - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net actuarial loss (gain)	¥ (276,702)	¥ 585,332	¥ 127,065
Amortization of transition obligation in net periodic pension cost		(365)	(369)
Amortization of actuarial loss (gain)	(24,584)	2,971	2,782
Amounts recognized in other comprehensive income	(301,286)	587,938	129,478
Total net periodic pension cost and amounts recognized in other comprehensive income	¥ 411,953	¥ 1,213,892	¥ 711,886